Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
The changes in the carrying amount of the Company’s goodwill by reportable segment for the years ended December 31, 2025 and 2024 are as follows:

	Warehouse	Transportation	Total
	(In thousands)
December 31, 2023	$749,653	$44,351	$794,004
Impact of foreign currency translation	(9,962)	—	(9,962)
December 31, 2024	739,691	44,351	784,042
Goodwill acquired	38,499	—	38,499
Impact of foreign currency translation	5,794	—	5,794
December 31, 2025	$783,984	$44,351	$828,335
Refer to Note 3 - Business Combinations, Asset Acquisitions and Discontinued Operations for details on goodwill recognized during the year ended December 31, 2025.
Intangible assets, other than goodwill, are as follows as of December 31, 2025 and 2024:

	December 31, 2025			December 31, 2024
Intangible asset	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)
Customer relationships	$1,017,469	$(213,136)	$804,333	$996,419	$(173,032)	$823,387
Assembled workforce	475	(391)	84	475	(279)	196
Trade name	16,700	(1,623)	15,077	16,700	(1,623)	15,077
Total intangible assets, other than goodwill	$1,034,644	$(215,150)	$819,494	$1,013,594	$(174,934)	$838,660
The change in the gross carrying amount for Customer relationships from December 31, 2024 to December 31, 2025 is due to foreign exchange rate movements of $21.1 million. Refer to Note 2 - Summary of Significant Accounting Policies for additional information regarding the Customer relationships impairment charges recorded during the year ended December 31, 2024.
The Company’s remaining Trade name is an indefinite-lived intangible.
Amortization expense for the years ended December 31, 2025, 2024 and 2023 was $36.5 million, $36.4 million and $36.9 million, respectively.
The Assembled workforce intangible will be fully amortized in 2026. The estimated amortization for the Customer relationships for each of the next five years is approximately $36.0 million and approximately $624.3 million thereafter, based on foreign exchange rates as of December 31, 2025. The Customer relationships weighted average remaining useful life is 24 years as of December 31, 2025.